DEBT INSTRUMENTS IN ISSUE (Tables)	12 Months Ended
Dec. 31, 2025
DEBT INSTRUMENTS IN ISSUE.
Schedule of bonds issued
Duly authorized by the authority in each country bonds have been issued as follows:
As of December 31, 2025

Issuer	Currency		Face value(1)(2)	Balance COP(1)	Rate Range
Bancolombia S.A.(3)(4)	Local	COP	2,161,877	2,172,288	7.90%-12.25%
Bancolombia S.A.(5)(6)(7)	Foreign	USD	1,279,507	4,790,394	4.40%-8.82%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	44,100	170,272	5.00%-5.20%
Banco Agrícola S.A.(8)	Foreign	USD	42,000	158,051	6.26%-7.56%
Bancolombia Panamá S.A.	Foreign	USD	30,084	116,925	4.20%-5.40%
Grupo Agromercantil Holding S.A.	Foreign	USD	469	1,763	0.25%-5.50%
Total debt instruments in issue				7,409,693
(1)The accumulated amount as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. As of that date, it recorded debt securities totaling COP 3,429,730, which were reclassified to Liabilities related to investments in subsidiaries held for sale. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.
(2) Face value is in thousands of U.S. dollars for foreign currency bonds.
(3) The decrease is due to the maturity of bonds in local currency.
(4) The increase in bond interest rates is due to the relationship with the IPC (Consumer Price Index) indicator.
(5) See Note 18.1. Issue of Bancolombia S.A. subordinary bonds.
(6) See Note 18.2. Repurchase Bonds maturing in 2025 and 2027 Bancolombia S.A.
(7) As of December 31, 2025, USD528,000 were designated as net investment coverage abroad. See Note 5.3. Hedge Accounting.
(8) See Note 18.4. Issue of Banco Agrícola S.A. ordinary bonds

As of December 31, 2024

Issuer	Currency		Face value(1)	Balance COP	Rate Range
Bancolombia S.A.	Local	COP	2,253,761	2,244,212	7.80%-12.49%
Bancolombia S.A.(2)(3)(4)	Foreign	USD	1,247,766	5,553,607	5.20%-8.82%
Banistmo S.A.(5)	Foreign	USD	585,051	2,617,132	4.25%-6.35%
Banco Agrícola S.A.(6)	Foreign	USD	117,182	517,068	5.60%-7.70%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	51,734	246,083	5.15%-5.50%
Bancolombia Panamá S.A.	Foreign	USD	20,338	95,070	5.00%-6.00%
Grupo Agromercantil Holding S.A.	Foreign	USD	464	2,044	0.25%-7.25%
Total debt instruments in issue				11,275,216
(1)Face value is in thousands of U.S. dollars for foreign currency bonds.
(2)See Note 18.1. Issue of Bancolombia S.A. subordinary bonds.
(3)See Note 18.2. Repurchase Bonds maturing in 2025 and 2027 Bancolombia S.A.
(4)As of December 31, 2024, USD884,544 was designated as hedge of net asset in a foreign operation. See Note 5.3. Hedge Accounting.
(5)See Note 18.3. Issue of Banistmo S.A. discontinued operation ordinary bonds
(6)See Note 18.4. Issue of Banco Agrícola S.A. ordinary bonds
The following table shows the detail of the bonds classified by currency, term and type of issue:
As of December 31, 2025

Issuer	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Greater than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds(1)	-	-	-	615,726	615,726
Ordinary bonds	-	-	-	1,556,564	1,556,564
Foreign currency
Subordinated bonds(1)	-	-	-	4,721,908	4,721,908
Ordinary bonds(2)	283,170	93,768	6,859	131,698	515,495
Total	283,170	93,768	6,859	7,025,896	7,409,693
(1)In the event of default of the Bank, the subordinated bonds will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.
As of December 31, 2024

Issuer	Less than 1 year	Between 1 to 3 years	Between 3 to 5 years	Greater than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds(1)	-	-	-	615,699	615,699
Ordinary bonds	-	-	-	1,628,513	1,628,513
Foreign currency
Subordinated bonds(1)	-	-	-	5,516,940	5,516,940
Ordinary bonds	243,861	1,097,493	7,684	2,165,026	3,514,064
Total	243,861	1,097,493	7,684	9,926,178	11,275,216
(1)In the event of default of the Bank, the subordinated bonds will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

Schedule of detailed information about debt securities in issue by maturity
The following is a schedule of the debt instruments in issue by maturity:

Issuer	December 31, 2025	December 31, 2024
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	1,048,169	1,297,811
More than twelve months after the reporting period	6,361,524	9,977,405
Total	7,409,693	11,275,216